Average Annual Total Returns		12 Months Ended	21 Months Ended
	Jul. 31, 2024	Dec. 31, 2023	Dec. 31, 2023
Diversified Equity Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		22.73%	0.44%
Performance Inception Date	Mar. 30, 2022
Diversified Equity Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		21.73%	(0.03%)
Diversified Equity Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		13.73%	0.22%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		26.29%	3.77%